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Class A, I, & Investor Prospectus | MainStay Short Term Bond Fund
MainStay Short Term Bond Fund

MAINSTAY FUNDS TRUST

MainStay Short Term Bond Fund
(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2019, as revised and supplemented, and Statement of Additional Information, dated February 28, 2019, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectus and SAI.

The following changes are effective February 28, 2020:

1.	Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Fund are not subject to an initial sales charge.

2.	A contingent deferred sales charge of 0.50% may be imposed on certain redemptions of Class A and Investor Class shares made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, I, & Investor Prospectus - MainStay Short Term Bond Fund	Class A		Investor Class		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%		1.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, I, & Investor Prospectus - MainStay Short Term Bond Fund		Class A	Investor Class	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.13%	0.63%	0.12%
Total Annual Fund Operating Expenses		0.63%	1.13%	0.37%
Waivers / Reimbursements	[2]	none	(0.21%)	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.63%	0.92%	0.37%
[1]	The management fee is as follows: 0.25% on assets up to $1 billion; and 0.20% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.82%; Investor Class, 0.92%; and Class I, 0.40%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
Expense Example - Class A, I, & Investor Prospectus - MainStay Short Term Bond Fund - USD ($)	Class A	Investor Class	Class I
1 Year	$ 164	$ 193	$ 38
3 Years	300	435	119
5 Years	448	696	208
10 Years	$ 878	$ 1,442	$ 468

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.